Shareholder Report, Holdings (Details) - C000244815 [Member]	Jul. 31, 2025
Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Blackstone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
LyondellBasell Industries NV - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%